Intangible and Tangible Assets (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible And Tangible Assets
Impairment losses on tangible assets	€ 527	€ 0
Cost of short-term leases	386
Cost of low-value leases	386
Income from sublease agreement	34
Leasing right of use assets	€ 2,335